Risk Report - Credit Risk Management IFRS 9 (Tables)	12 Months Ended
Dec. 31, 2022
Credit Risk Management [Abstract]
Forward-looking information applied [table text block]
Forward-looking information applied
	December 31, 2022¹ ²
	Year 1 (4 quarter avg)	Year 2 (4 quarter avg)
Commodity - Gold	1,745.84	1,797.74
Commodity - WTI	90.19	88.79
Credit - CDX Emerging Markets	260.99	239.03
Credit - CDX High Yield	489.77	476.53
Credit - CDX IG	85.33	84.94
Credit - High Yield Index	4.46	4.31
Credit - ITX Europe 125	101.26	96.50
Equity - MSCI Asia	1,178	1,176
Equity - Nikkei	28,427	29,287
Equity - S&P500	3,933	4,011
GDP - Developing Asia	3.95%	4.60%
GDP - Emerging Markets	3.31%	3.94%
GDP - Eurozone	0.87%	0.53%
GDP - Germany	(0.26) %	1.00%
GDP - Italy	0.32%	0.68%
GDP - USA	0.62%	0.61%
Real Estate Prices - US CRE Index	352.41	343.97
Unemployment - Eurozone	7.03%	7.15%
Unemployment - Germany	3.22%	3.33%
Unemployment - Italy	8.24%	8.53%
Unemployment - Japan	2.56%	2.42%
Unemployment - Spain	13.06%	12.98%
Unemployment - USA	4.05%	4.75%

[1] MEV as of December 12, 2022 which barely changed until December 30, 2022
[2] Year 1 equals fourth quarter of 2022 to third quarter of 2023, Year 2 equals fourth quarter of 2023 to third quarter of 2024.
	December 31. 2021¹ ²
	Year 1 (4 quarter avg)	Year 2 (4 quarter avg)
Commodity - Gold	1,764.58	1,696.51
Commodity - WTI	73.19	68.21
Credit - CDX Emerging Markets	231.80	268.64
Credit - CDX High Yield	353.42	399.62
Credit - CDX IG	59.53	63.98
Credit - High Yield Index	3.95	4.46
Credit - ITX Europe 125	61.37	69.93
Equity - MSCI Asia	1,543	1,514
Equity - Nikkei	29,673	30,764
Equity - S&P500	4,777	5,033
GDP - Developing Asia	3.78%	6.26%
GDP - Emerging Markets	3.72%	5.38%
GDP - Eurozone	4.67%	2.91%
GDP - Germany	3.35%	2.86%
GDP - Italy	5.17%	2.33%
GDP - USA	4.46%	2.79%
Real Estate Prices - US CRE Index	348.86	377.26
Unemployment - Eurozone	7.41%	7.07%
Unemployment - Germany	3.13%	2.83%
Unemployment - Italy	9.18%	8.92%
Unemployment - Japan	2.73%	2.53%
Unemployment - Spain	14.26%	13.66%
Unemployment - USA	4.05%	3.68%

[1] MEV as of 31 December 2021; MEV outside the calibrated range were adjusted either in the model or via a management overlay as discussed further below.
[2] Year 1 equals fourth quarter of 2021 to third quarter of 2022, Year 2 equals fourth quarter of 2022 to third quarter of 2023.

Development of overlays from previous year to current year [table text block]	Development of overlays from December 31, 2021 to December 31, 2022 in € m. (unless stated otherwise) Overlays as of December 31, 2021 New Overlays Discontinued overlays Overlays as of December 31, 2022 Overlay description Impact on Construction Risk following increased prices for building materials Mortgage portfolios in the Private Bank in Stage 1 and 2 15 0 (15) 0 Model calibration (MEV outside calibrated range of the FLI model) Financial assets in Stage 1 and 2 56 0 (56) 0 Recalibrations required due to the new Definition of Default Financial assets primarily in the Private Bank in Stage 3 (57) (35) 0 (92) Uncertainty related to Russia/Ukraine¹ All financial assets in Stage 1 and 2 0 127 (127) 0 Model calibration (WTI oil price Index disabled for one portfolio) Financial assets in Stage 1 and 2 in the Investment Bank 0 39 (39) 0 Total 14 131 (237) (92) 1 The overlay recorded with regards to the uncertainty related to Russia/Ukraine in the first quarter of 2022 in the amount of € 44 million was released in the second quarter 2022; the overlay recorded with regards to the uncertainty related to Russia/Ukraine in the second quarter of 2022 in the amount of € 83 million was released in the third quarter 2022
Sensitivities of forward-looking information Group [Abstract]
Sensitivities of forward-looking information Group [table text block]	IFRS 9 – Sensitivities of Forward-Looking Information applied on Stage 1 and Stage 2 – Group Level December 31, 2022 Upward sensitivity Downward sensitivity Upward shift ECL impactin € m. Downward shift ECL impactin € m. GDP growth rates 1pp (83.3) (1)pp 101.4 Unemployment rates (0.5)pp (40.8) 0.5pp 58.0 Real estate prices 5% (5.6) (5)% 6.0 Equities 10% (15.8) (10)% 19.6 Credit spreads (40)% (37.9) 40% 42.6 Commodities¹ 10% (14.8) (10)% 15.6 1 Here the sign of the shift applies to oil prices changes. Gold price changes have the opposite sign. 1pp (percentage point), e.g. GDP shifts from 3% to 4% // 1% (percentage change), e.g. Real estate price shifts from 100 to 101. December 31, 2021 Upward sensitivity Downward sensitivity Upward shift ECL impactin € m. Downward shift ECL impactin € m. GDP growth rates 1pp (49.4) (1)pp 55.5 Unemployment rates (0.5)pp (23.8) 0.5pp 25.4 Real estate prices 5% (3.9) (5)% 4.2 Equities 10% (7.2) (10)% 9.4 Credit spreads (40)% (20.9) 40% 23.5 Commodities 10% (15.0) (10)% 16.2
Sensitivities of forward-looking information on Stage 1 and Stage 2 Corporate Bank [table text block]	IFRS 9 – Sensitivities of Forward-Looking Information applied on Stage 1 and Stage 2 - Corporate Bank December 31, 2022 Upward sensitivity Downward sensitivity Upward shift ECL impactin € m. Downward shift ECL impactin € m. GDP growth rates 1pp (21.7) (1)pp 24.6 Unemployment rates (0.5)pp (12.2) 0.5pp 14.0 Real estate prices 5% (1.1) (5)% 1.1 Credit spreads (40)% (7.5) 40% 9.1 Commodities¹ 10% (4.3) (10)% 4.6 ¹Here the sign of the shift applies to oil prices changes. Gold price changes have the opposite sign. December 31, 2021 Upward sensitivity Downward sensitivity Upward shift ECL impactin € m. Downward shift ECL impactin € m. GDP growth rates 1pp (12.5) (1)pp 13.7 Unemployment rates (0.5)pp (8.9) 0.5pp 9.6 Real estate prices 5% (0.5) (5)% 0.5 Credit spreads (40)% (4.3) 40% 4.9 Commodities 10% (4.5) (10)% 5.0
Sensitivities of forward-looking information on Stage 1 and Stage 2 Investment Bank [table text block]	IFRS 9 – Sensitivities of Forward-Looking Information applied on Stage 1 and Stage 2 - Investment Bank December 31, 2022 Upward sensitivity Downward sensitivity Upward shift ECL impactin € m. Downward shift ECL impactin € m. GDP growth rates 1pp (35.3) (1)pp 36.9 Unemployment rates (0.5)pp (5.3) 0.5pp 6.1 Real estate prices 5% (4.5) (5)% 4.8 Equities 10% (5.8) (10)% 7.3 Credit spreads (40)% (26.3) 40% 28.5 Commodities¹ 10% (9.8) (10)% 10.3 ¹Here the sign of the shift applies to oil prices changes. Gold price changes have the opposite sign. December 31, 2021 Upward sensitivity Downward sensitivity Upward shift ECL impactin € m. Downward shift ECL impactin € m. GDP growth rates 1pp (24.5) (1)pp 27.7 Unemployment rates (0.5)pp (3.7) 0.5pp 4.2 Real estate prices 5% (3.4) (5)% 3.6 Equities 10% (2.4) (10)% 3.1 Credit spreads (40)% (14.4) 40% 15.8 Commodities 10% (10.1) (10)% 10.8
Sensitivities of forward-looking information on Stage 1 and Stage 2 Private Bank [table text block]	IFRS 9 – Sensitivities of Forward-Looking Information applied on Stage 1 and Stage 2 - Private Bank December 31, 2022 Upward sensitivity Downward sensitivity Upward shift ECL impactin € m. Downward shift ECL impactin € m. GDP growth rates 1pp (21.8) (1)pp 34.5 Unemployment rates (0.5)pp (20.7) 0.5pp 34.9 December 31, 2021 Upward sensitivity Downward sensitivity Upward shift ECL impactin € m. Downward shift ECL impactin € m. GDP growth rates 1pp (10.0) (1)pp 10.7 Unemployment rates (0.5)pp (9.7) 0.5pp 9.8
Breakdown of total exposure and allowance for credit losses by stages [text block table]	Breakdown of total exposure and allowance for credit losses by stages Dec 31, 2022 Dec 31, 2021 in € m. Total Exposure Allowance for Credit Losses1 Total collateral and guarantees Total Exposure Allowance for Credit Losses1 Total collateral and guarantees Stage 1 209 0 59 3,198 1 648 Stage 2 1,182 10 375 332 2 263 Stage 3 336 68 152 3 0 2 Total 1,726 79 586 3,534 3 913 1 Allowance for credit losses do not include allowance for country risk amounting to € 11 million as of December 31, 2022 and € 0 million as of December 31, 2021
Legislative and non-legislative moratoria and public guarantee schemes in light of COVID-19 Pandemic [Abstract]
Breakdown of COVID-19 related measures by stages [table text block]	Breakdown of COVID-19 related measures by stages Dec 31, 2022 Legislative and non-legislative Moratoria COVID-19 related forbearance measures Public guarantee schemes in € m. Gross Carrying Amount Expected Credit Losses Gross Carrying Amount Expected Credit Losses Gross Carrying Amount Expected Credit Losses Stage 1 4,377 (6) 1,835 (2) 2,159 (3) Stage 2 1,060 (22) 1,027 (16) 816 (9) Stage 3 541 (152) 337 (77) 190 (37) Total 5,978 (180) 3,199 (95) 3,165 (49) Dec 31, 2021 Legislative and non-legislative Moratoria COVID-19 related forbearance measures Public guarantee schemes in € m. Gross Carrying Amount Expected Credit Losses Gross Carrying Amount Expected Credit Losses Gross Carrying Amount Expected Credit Losses Stage 1 5,381 (10) 3,330 (6) 3,079 (2) Stage 2 1,288 (30) 2,602 (31) 770 (9) Stage 3 698 (162) 965 (122) 103 (14) Total 7,368 (202) 6,897 (158) 3,952 (25)